ACCOUNTING POLICIES (Impairment) (Details)	Dec. 31, 2017	Dec. 31, 2016
Disclosure of impairment loss and reversal of impairment loss [line items]
Discount rate used in current estimate of value in use	11.49%
Cash-generating units
Disclosure of impairment loss and reversal of impairment loss [line items]
Discount rate used in current estimate of value in use	11.49%	10.82%